Submission	Oct. 27, 2025
Submission [Line Items]
Central Index Key	0000027093
Registrant Name	U.S. Gold Corp.
Registration File Number	333-286946
Form Type	S-1
Submission Type	POS AM
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A